Analysis of performance by segment - Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Analysis of operating segments
Gross premiums earned	$ 23,344	$ 24,217	$ 23,495
Outward reinsurance premiums	(1,943)	(1,844)	(1,625)
Earned premiums, net of reinsurance	21,401	22,373	21,870
Other income	539	641	615
Total revenue	21,940	23,014	22,485
Interest income	2,722	2,570	1,997
Dividend and other investment income	1,658	1,524	1,297
Investment appreciation (depreciation)	(34,539)	(608)	10,468
Total revenue, net of reinsurance	(8,219)	26,500	36,247
Fee income on financial instruments that are not held at fair value through profit or loss	2	1	1
CPL
Analysis of operating segments
Prudential's share of revenue	2,948	3,052	1,866
Asset management business
Analysis of operating segments
Other income	330	437	417
Operating segments after elimination of intra-group amounts, before unallocated
Analysis of operating segments
Gross premiums earned	23,344	24,217	23,495
Outward reinsurance premiums	(1,943)	(1,844)	(1,625)
Earned premiums, net of reinsurance	21,401	22,373	21,870
Other income	538	640	613
Total revenue	21,939	23,013	22,483
Interest income	2,672	2,569	1,982
Dividend and other investment income	1,633	1,505	1,265
Investment appreciation (depreciation)	(34,534)	(591)	10,492
Total revenue, net of reinsurance	(8,290)	26,496	36,222
Operating segments after elimination of intra-group amounts, before unallocated | Hong Kong
Analysis of operating segments
Gross premiums earned	8,792	10,032	11,091
Outward reinsurance premiums	(1,494)	(1,557)	(1,918)
Earned premiums, net of reinsurance	7,298	8,475	9,173
Other income	65	52	59
Total revenue	7,363	8,527	9,232
Operating segments after elimination of intra-group amounts, before unallocated | Indonesia
Analysis of operating segments
Gross premiums earned	1,590	1,724	1,738
Outward reinsurance premiums	(34)	(43)	(62)
Earned premiums, net of reinsurance	1,556	1,681	1,676
Other income	12	12	8
Total revenue	1,568	1,693	1,684
Operating segments after elimination of intra-group amounts, before unallocated | Malaysia
Analysis of operating segments
Gross premiums earned	1,843	1,900	1,783
Outward reinsurance premiums	(58)	(47)	(27)
Earned premiums, net of reinsurance	1,785	1,853	1,756
Total revenue	1,785	1,853	1,756
Operating segments after elimination of intra-group amounts, before unallocated | Singapore
Analysis of operating segments
Gross premiums earned	6,540	6,246	5,035
Outward reinsurance premiums	(299)	(137)	432
Earned premiums, net of reinsurance	6,241	6,109	5,467
Other income	15	22	38
Total revenue	6,256	6,131	5,505
Recapture of previously reinsured business			542
Operating segments after elimination of intra-group amounts, before unallocated | Growth markets and other
Analysis of operating segments
Gross premiums earned	4,579	4,315	3,848
Outward reinsurance premiums	(58)	(60)	(50)
Earned premiums, net of reinsurance	4,521	4,255	3,798
Other income	116	117	91
Total revenue	4,637	4,372	3,889
Operating segments after elimination of intra-group amounts, before unallocated | Eastspring
Analysis of operating segments
Other income	330	437	417
Total revenue	330	437	417
Operating segments | Hong Kong
Analysis of operating segments
Interest income	996	934	646
Dividend and other investment income	689	679	646
Investment appreciation (depreciation)	(23,704)	57	7,493
Total revenue, net of reinsurance	(14,656)	10,197	18,017
Operating segments | Indonesia
Analysis of operating segments
Interest income	83	87	104
Dividend and other investment income	77	74	86
Investment appreciation (depreciation)	(70)	34	(201)
Total revenue, net of reinsurance	1,658	1,888	1,673
Operating segments | Malaysia
Analysis of operating segments
Interest income	217	220	210
Dividend and other investment income	183	160	99
Investment appreciation (depreciation)	(365)	(300)	369
Total revenue, net of reinsurance	1,820	1,933	2,434
Operating segments | Singapore
Analysis of operating segments
Interest income	744	707	447
Dividend and other investment income	576	506	364
Investment appreciation (depreciation)	(7,498)	(29)	2,045
Total revenue, net of reinsurance	78	7,315	8,361
Operating segments | Growth markets and other
Analysis of operating segments
Interest income	628	618	570
Dividend and other investment income	107	86	65
Investment appreciation (depreciation)	(2,876)	(361)	765
Total revenue, net of reinsurance	2,497	4,716	5,290
Operating segments | Eastspring
Analysis of operating segments
Interest income	4	3	5
Dividend and other investment income	1		5
Investment appreciation (depreciation)	(21)	8	21
Total revenue, net of reinsurance	513	665	612
Inter-segment elimination
Analysis of operating segments
Total revenue	(200)	(218)	(165)
Total revenue, net of reinsurance	(200)	(218)	(165)
Inter-segment elimination | Growth markets and other
Analysis of operating segments
Total revenue	(1)	(1)	(1)
Inter-segment elimination | Eastspring
Analysis of operating segments
Total revenue	(199)	(217)	(164)
Unallocated to a segment (central operations)
Analysis of operating segments
Other income	1	1	2
Total revenue	1	1	2
Interest income	50	1	15
Dividend and other investment income	25	19	32
Investment appreciation (depreciation)	(5)	(17)	(24)
Total revenue, net of reinsurance	$ 71	$ 4	$ 25